INCOME TAXES - Expense (Details) - USD ($)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
INCOME TAXES
Current	$ 250,186	$ 1,435,521	$ 1,019,147
Deferred	(1,958)	(37,311)	(24,142)
Total	$ 248,228	$ 1,398,210	$ 995,005